Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities
9.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Accrued payroll and welfare	261,273	407,681	65,437
Accrued operating expenses	547,176	908,392	145,807
Tax payable	452,441	425,320	68,268
Interest payable	6,655	32,273	5,180
Distributors’ and customers’ deposits	61,589	78,131	12,541
Purchase of fixed assets	276,731	429,520	68,943
Traffic acquisition costs	208,980	366,993	58,906
Bandwidth costs	77,061	180,053	28,900
Content acquisition costs	36,643	236,232	37,918
Professional expenses	39,803	64,647	10,377
Deposits on online payment platform	37,067	132,320	21,239
Payable for business acquisitions	439,488	318,050	51,051
Others	100,538	227,224	36,472

	2,545,445	3,806,836	611,039

Payable for business acquisitions mainly represents the amount to be paid to the original shareholders of Qunar at the end of the escrow period of eighteen months after acquisition and considerations to be paid for other acquisitions based on their respective payment schedules.